Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

	December 31, 2024	December 31, 2023
Trade suppliers	$58,067	$74,877
Payroll and labour related liabilities	19,086	26,421
Value added tax, royalty and other tax payable	8,505	9,142
Cash-settled equity awards (Note 15(b) and (c))	8,460	8,796
Provision for rehabilitation and closure costs (Note 13)	6,766	—
Other accrued liabilities	1,002	1,468
	$101,886	$120,704